MMA-Q1

Quarterly Report
June 30, 2025
MFS®  Massachusetts
Municipal Bond Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.3%
Airport Revenue – 5.5%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$265,000	$234,287
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	250,000	214,776
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	2,000,000	2,037,228
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2040	2,755,000	2,784,057
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	2,998,142
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,455,000	3,529,569
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,491,996
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2044	3,000,000	3,014,789
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	3,055,000	3,055,280
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	1,675,000	1,676,013
		$21,036,137
General Obligations - General Purpose – 13.4%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$705,000	$645,507
Brockton, MA, Public Safety Facility, General Obligation, 4%, 8/01/2052	1,740,000	1,508,008
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,400,193
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “A”, 5%, 5/01/2053	2,130,000	2,169,076
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 4%, 5/01/2045	2,000,000	1,825,789
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 5%, 5/01/2048	2,000,000	2,055,769
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 5%, 5/01/2054	2,115,000	2,155,836
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 8/01/2053	2,930,000	2,990,750
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,033,193
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	156,003	164,553
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	343,525	370,535
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	143,685	140,183
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	282,284	271,795
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	110,848	105,611
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	150,711	133,934
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	516,737	441,508
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	184,909	127,833
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2041	1,095,000	1,150,548
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2042	1,130,000	1,180,365
Hingham, MA, General Obligation, Municipal Purpose Loan, 4%, 2/01/2050	3,020,000	2,718,298
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2044	1,665,000	1,547,635
Lawrence, MA, General Obligation Purpose Loan, 3%, 2/01/2049	3,000,000	2,114,555
Lowell, MA, General Obligation State Qualified Municipal Purpose Loan, 4.25%, 9/01/2053	3,000,000	2,696,819
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2039	1,090,000	1,089,055
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2040	1,125,000	1,116,803
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2041	1,000,000	977,839
New Bedford, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 9/01/2047	3,000,000	2,690,666
Newton, MA, General Obligation Municipal Purpose Loan, 4%, 2/01/2047	4,300,000	3,939,553
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2041	685,000	661,732
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2042	790,000	750,664
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2043	730,000	685,372
Provincetown, MA, General Obligation Municipal Purpose Loan, Taxable, 3%, 6/15/2028	755,000	752,447
Quincy, MA, General Obligation, “B”, 5%, 7/01/2041	620,000	655,973
Quincy, MA, General Obligation, “B”, 5%, 7/01/2042	600,000	630,247
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	293,293
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	264,694
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	630,000	567,253
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	280,000	248,051
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	395,000	349,757
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	160,000	139,563
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	5,000,000	3,468,554
		$51,229,809

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – 2.2%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,270,000	$1,002,844
Nashoba, MA, Regional School District, General Obligation Project Loan, “70B”, 4%, 6/15/2045	3,010,000	2,739,634
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	1,285,000	1,182,502
Tri-County, MA, Regional School District General Obligation Project Loan, “70B”, 4%, 6/01/2044	4,000,000	3,679,872
		$8,604,852
Healthcare Revenue - Hospitals – 16.3%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$2,405,000	$2,447,974
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,960,000	1,688,297
Massachusetts Development Finance Agency Rev. (Atrius Health), “A”, 4%, 6/01/2049 (Prerefunded 6/01/2029)	1,500,000	1,574,643
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,000,047
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “J-2”, 5%, 7/01/2043	2,855,000	2,857,247
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “J-2”, 5%, 7/01/2048	3,115,000	3,039,625
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2036	635,000	655,176
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2037	850,000	872,790
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “K”, 5%, 7/01/2038	700,000	715,165
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 5.25%, 7/01/2048	2,000,000	1,980,365
Massachusetts Development Finance Agency Rev. (Brown University Health Obligated Group), “A”, 5.5%, 8/15/2050	3,000,000	3,078,488
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,003,830
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,023,744
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,020,527
Massachusetts Development Finance Agency Rev. (Children's Hospital), “T”, 4%, 3/01/2054	2,500,000	2,149,064
Massachusetts Development Finance Agency Rev. (Children's Hospital), “T”, 5.25%, 3/01/2054	3,000,000	3,094,987
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2041	2,690,000	2,701,237
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2034	400,000	422,713
Massachusetts Development Finance Agency Rev. (Mass General Brigham), “D”, 5%, 7/01/2054	3,000,000	3,002,231
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “G”, 5%, 7/15/2046	1,000,000	1,096,463
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2041	1,810,000	1,817,692
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2047	1,500,000	1,476,900
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	1,500,000	1,365,411
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,239,870
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	1,850,183
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,016,918
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	981,578
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “N-1”, 5.25%, 7/01/2050	5,000,000	5,048,804
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,080,000	1,716,526
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	2,000,000	1,891,326
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 4%, 10/01/2045	4,075,000	3,528,258
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	2,120,000	1,857,272
		$62,215,351
Healthcare Revenue - Long Term Care – 1.7%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,250,000	$1,250,995
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5.25%, 7/01/2055	2,000,000	1,956,472
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	415,361	4
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	418,492
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	515,589
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2031 (n)	500,000	501,371
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2051	900,000	730,847
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,262,770
		$6,636,540
Industrial Revenue - Environmental Services – 0.0%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.1%, 12/01/2044 (Put Date 12/01/2025)	$165,000	$165,012

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 2.3%
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	$1,000,000	$1,022,227
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,017,643
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,002,805
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	1,180,000	1,199,805
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2039	2,000,000	2,029,095
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	950,000	928,372
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,495,000	1,457,353
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	140,000	141,153
		$8,798,453
Multi-Family Housing Revenue – 6.1%
Massachusetts Housing Finance Agency Housing, “B”, 4.125%, 12/01/2036	$3,000,000	$3,000,051
Massachusetts Housing Finance Agency Rev., “A-3”, 3.05%, 12/01/2027	2,000,000	2,000,351
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	916,189
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	2,025,000	1,770,115
Massachusetts Housing Finance Agency, “A-1”, 4.55%, 12/01/2044	1,000,000	969,409
Massachusetts Housing Finance Agency, “A-1”, 4.7%, 12/01/2049	800,000	777,025
Massachusetts Housing Finance Agency, “A-1”, 4.8%, 12/01/2054	1,000,000	973,496
Massachusetts Housing Finance Agency, “C-1”, 4.85%, 12/01/2043	1,000,000	985,196
Massachusetts Housing Finance Agency, “C-1”, 5.1%, 12/01/2048	1,000,000	1,004,037
Massachusetts Housing Finance Agency, “C-1”, 5.2%, 12/01/2053	1,000,000	1,003,615
Massachusetts Housing Finance Agency, “C-1”, 5.125%, 12/01/2057	3,000,000	3,017,603
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	789,047
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	1,545,983
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,425,950
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,190,613
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,079,909	1,045,701
North Carolina Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	990,780	1,009,443
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	140,000	134,779
		$23,558,603
Sales & Excise Tax Revenue – 5.5%
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	$255,000	$225,720
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,036,037
Massachusetts Bay Transportation Authority, Senior Sales Tax, “A”, 5.25%, 7/01/2052	4,000,000	4,188,794
Massachusetts Bay Transportation Authority, Senior Sales Tax, Capital Appreciation, “A”, 0%, 7/01/2030	1,465,000	1,238,305
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 2/15/2044	4,000,000	4,061,564
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	4,344
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	73,000	69,971
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	239,000	219,729
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	3,806,000	3,578,128
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	597,000	560,179
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	256,000	240,211
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	2,179,000	1,985,661
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	22,000	18,775
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,059,000	826,246
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,011,000	718,631
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	475,000	150,408
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	585,000	565,987
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	360,000	348,300
		$21,036,990

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – 2.1%
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 1), “A”, 5%, 6/01/2056 (n)	$290,000	$249,417
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	988,134
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	1,000,000	911,997
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	500,291
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,015,552
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,001,188
Massachusetts Development Finance Agency Rev. (Middlesex School), 4.25%, 7/01/2054	1,350,000	1,178,258
Massachusetts Development Finance Agency Rev. (Roxbury Latin School), “A”, 3.5%, 7/01/2044	265,000	218,694
Massachusetts Development Finance Agency Rev. (Sabis International Charter School), 5%, 4/15/2033	2,000,000	2,000,222
		$8,063,753
Single Family Housing - State – 4.1%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$210,000	$210,271
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	365,000	346,816
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	453,145
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 1.35%, 12/01/2029	400,000	356,907
Massachusetts Housing Finance Agency, Single Family Housing Rev., “222”, GNMA, 3%, 6/01/2051	775,000	758,703
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	3,580,000	3,784,363
Massachusetts Housing Finance Agency, Single Family Housing Rev., “230”, 4.35%, 12/01/2025	525,000	526,480
Massachusetts Housing Finance Agency, Single Family Housing Rev., “230”, 4.45%, 6/01/2026	315,000	317,562
Massachusetts Housing Finance Agency, Single Family Housing Rev., “234”, GNMA, 4.5%, 12/01/2044	1,250,000	1,199,342
Massachusetts Housing Finance Agency, Single Family Housing Rev., “234”, GNMA, 4.7%, 12/01/2049	2,750,000	2,655,833
Massachusetts Housing Finance Agency, Single Family Housing Rev., “237”, 4.5%, 12/01/2049	630,000	586,123
Massachusetts Housing Finance Agency, Single Family Housing Rev., “237”, 4.55%, 12/01/2054	500,000	473,447
Massachusetts Housing Finance Agency, Single Family Housing Rev., “242”, GNMA, 4.75%, 12/01/2050	1,500,000	1,464,531
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,368,434
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “231”, 4.7%, 12/01/2033	500,000	521,797
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “231”, 4.75%, 12/01/2034	560,000	580,629
		$15,604,383
Student Loan Revenue – 5.2%
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	$2,250,000	$1,856,443
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3%, 7/01/2051	2,000,000	1,267,963
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2052	3,000,000	2,339,192
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	1,400,000	1,465,282
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2030	1,300,000	1,372,107
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2031	1,000,000	1,062,123
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	2,105,000	1,791,369
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 4.25%, 7/01/2044	1,000,000	983,055
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 5%, 7/01/2032	1,450,000	1,539,887
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	4,000,000	3,120,155
Massachusetts Educational Financing Authority, Education Loan Rev., “N”, 4.25%, 7/01/2032	1,800,000	1,795,795
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,330,000	1,311,537
		$19,904,908
Tax - Other – 0.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$270,000	$265,797
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	710,000	734,262
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	1,670,000	1,715,360
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	120,000	120,848
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	370,000	364,362
		$3,200,629
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$20,000	$19,767
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	31,000	31,142
		$50,909

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$1,290,000	$1,068,813
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	505,000	430,526
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	895,000	814,394
		$2,313,733
Toll Roads – 0.3%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,043,480
Transportation – 1.1%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement Program), “A”, 5%, 6/01/2053	$4,000,000	$4,087,552
Transportation - Special Tax – 2.3%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$2,877,031
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,033,980
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement Program), “B”, 5%, 6/01/2049	3,000,000	3,065,372
		$8,976,383
Universities - Colleges – 19.5%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College), “M”, 3%, 7/01/2047	$2,830,000	$2,025,797
Massachusetts Development Finance Agency Refunding Rev. (Boston College), “W”, 4.25%, 7/01/2055	3,500,000	3,144,289
Massachusetts Development Finance Agency Refunding Rev. (Boston University), “B-2”, 5%, 10/01/2048	2,000,000	2,073,093
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	3,015,000	3,125,684
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	2,744,250
Massachusetts Development Finance Agency Refunding Rev. (Emerson College), 5.25%, 1/01/2044	1,020,000	1,051,321
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 5%, 11/01/2040	850,000	890,433
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 5%, 11/01/2042	950,000	978,060
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 4.125%, 11/01/2043	1,250,000	1,140,928
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “G”, 5.25%, 11/01/2051	3,500,000	3,561,625
Massachusetts Development Finance Agency Refunding Rev. (Smith College), 4%, 7/01/2045	2,000,000	1,829,108
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	978,499
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	851,230
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	627,090
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	339,470
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	2,730,774
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,503,404
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2055	1,250,000	1,219,616
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	861,300
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	720,470
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	2,845,000	2,757,496
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,004,411
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	1,871,515
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,097,039
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	195,352
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	942,677
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2052	2,300,000	2,141,205
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2042	475,000	408,027
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2050	1,825,000	1,465,699
Massachusetts Development Finance Agency Rev. (Northeastern University), 5%, 10/01/2044	2,000,000	2,044,414
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2042	2,000,000	2,088,341
Massachusetts Development Finance Agency Rev. (PRG Medford Properties, Inc. Tufts University Student Housing Project), 5.25%, 6/01/2055	2,000,000	2,035,404
Massachusetts Development Finance Agency Rev. (Simmons University), “H”, SYNCORA, 5.25%, 10/01/2026	970,000	982,052
Massachusetts Development Finance Agency Rev. (Simmons University), “L”, 5%, 10/01/2035	2,000,000	1,998,505
Massachusetts Development Finance Agency Rev. (Springfield College), “A”, 4%, 6/01/2056	1,500,000	1,024,651
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	812,979
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,385,000	1,090,068

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	$2,000,000	$1,871,944
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,111,528
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	2,607,061
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	974,032
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,378,376
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	1,828,998
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,067,114
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, 2.45%, 11/01/2030 (Put Date 4/01/2026)	3,500,000	3,473,925
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), “I”, 0.7%, 7/01/2033 (Put Date 7/01/2025)	2,000,000	2,000,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	215,000	214,521
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	72,316
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	80,626
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	470,942
		$74,507,659
Universities - Dormitories – 0.6%
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2054	$1,300,000	$1,197,194
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2060	1,100,000	997,211
		$2,194,405
Utilities - Municipal Owned – 0.4%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	$315,000	$172,069
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	510,000	278,587
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	300,000	163,875
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	45,000	24,581
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	415,000	226,694
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	385,000	386,175
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	34,396
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	220,000	120,175
		$1,406,552
Utilities - Other – 3.6%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$2,250,000	$2,357,823
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,200,000	1,288,294
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,065,000	2,166,039
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	2,720,000	2,935,640
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,270,000	1,332,945
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,610,000	1,634,564
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	2,020,000	2,082,804
		$13,798,109
Water & Sewer Utility Revenue – 1.7%
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	$455,000	$449,467
Massachusetts Clean Water Trust Revolving, “26 B”, 5%, 2/01/2043	1,000,000	1,065,455
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,350,723
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,319,858
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2042	430,000	455,006
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2043	750,000	789,467
		$6,429,976
Total Municipal Bonds		$364,864,178

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$659,596	$220,371
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$594,447	$365,585
Mutual Funds (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 4.35% (v)	10,283,529	$10,284,557

Other Assets, Less Liabilities – 1.8%		6,932,818
Net Assets – 100.0%		$382,667,509

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$10,284,557 and $365,450,134, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$4,076,588, representing 1.1% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$365,229,763	$—	$365,229,763
U.S. Corporate Bonds	—	220,371	—	220,371
Investment Companies	10,284,557	—	—	10,284,557
Total	$10,284,557	$365,450,134	$—	$375,734,691
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,866,473	$31,527,699	$27,109,639	$(780)	$804	$10,284,557

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$68,280	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2025, are as follows:
Massachusetts	82.1%
Puerto Rico	3.3%
California	1.8%
Illinois	1.5%
Alabama	1.4%
Tennessee	1.3%
New York	1.2%
Texas	0.7%
Connecticut	0.6%
Ohio	0.4%
Pennsylvania	0.4%
New Jersey	0.3%
South Carolina	0.3%
Guam	0.3%
New Hampshire	0.3%
North Carolina	0.3%
Wisconsin	0.2%
Colorado	0.1%
Virginia	0.1%
Washington DC	0.1%
U.S. Virgin Islands (o)	0.0%
Maryland (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.